Financial Risk Management (Details) - Schedule of Assets and Liabilities, Classification and the Fair Value Level of Hierarchy - BRL (R$) R$ in Thousands		Jun. 30, 2024	Jun. 30, 2023
Book Value [Member]
Noncurrent
Total		R$ 2,615,670	R$ 2,779,128
Noncurrent
Total		1,240,446	1,120,015
Book Value [Member] | Financial Liabilities Measured at Amortized Cost [Member]
Non-current
Transactions with related parties		9,275	6,569
Current
Accounts payables for farm acquisitions			142,985
Current
Trade payables		67,192	61,972
Loans, financing and debentures	[1]	177,311	198,213
Noncurrent
Loans, financing and debentures	[1]	504,627	356,425
Book Value [Member] | Financial Liabilities Measured at Fair Value through Profit and Loss [Member]
Current
Lease payable		77,456	55,502
Derivative financial instruments	[2]	69,190	22,006
Accounts payable for acquisition		8,357	13,681
Noncurrent
Lease payable		284,604	261,831
Derivative financial instruments	[2]	17,878	831
Accounts payable for acquisition		24,556
Book Value [Member] | Financial Assets Measured at Amortized Cost [Member]
Current
Cash equivalents		153,132
Trade accounts receivables, net		107,256	119,357
Non-current
Transactions with related parties		2,968	2,157
Book Value [Member] | Financial Assets Measured at Fair Value through Profit And Loss [Member]
Current
Cash equivalents			361,544
Current
Marketable securities		22,941	28,205
Receivables from sale of farm, net		249,327	266,601
Derivative financial instruments	[2]	31,718	76,815
Noncurrent
Marketable securities		15,720	21,580
Receivables from sale of farm, net		520,758	442,867
Derivative financial instruments	[2]	6,757	7,032
Book Value [Member] | Non-Financial Assets Measured at Fair Value [Member]
Current
Biological assets		210,335	216,924
Noncurrent
Biological assets		26,930	37,305
Book Value [Member] | Non-Financial Assets Measured at Cost [Member]
Noncurrent
Investment properties		1,267,828	1,198,741
Fair Value [Member]
Noncurrent
Total		4,189,498	5,140,647
Noncurrent
Total		1,240,446	1,120,015
Fair Value [Member] | Financial Liabilities Measured at Amortized Cost [Member]
Non-current
Transactions with related parties		9,275	6,569
Current
Accounts payables for farm acquisitions			142,985
Current
Trade payables		67,192	61,972
Loans, financing and debentures	[1]	177,311	198,213
Noncurrent
Loans, financing and debentures	[1]	504,627	356,425
Fair Value [Member] | Financial Liabilities Measured at Fair Value through Profit and Loss [Member]
Current
Lease payable		77,456	55,502
Derivative financial instruments	[2]	69,190	22,006
Accounts payable for acquisition		8,357	13,681
Noncurrent
Lease payable		284,604	261,831
Derivative financial instruments	[2]	17,878	831
Accounts payable for acquisition		24,556
Fair Value [Member] | Financial Assets Measured at Amortized Cost [Member]
Current
Cash equivalents		153,132
Trade accounts receivables, net		107,256	119,357
Non-current
Transactions with related parties		2,968	2,157
Fair Value [Member] | Financial Assets Measured at Fair Value through Profit And Loss [Member]
Current
Cash equivalents			361,544
Current
Marketable securities		22,941	28,205
Receivables from sale of farm, net		249,327	266,601
Derivative financial instruments	[2]	31,718	76,815
Noncurrent
Marketable securities		15,720	21,580
Receivables from sale of farm, net		520,758	442,867
Derivative financial instruments	[2]	6,757	7,032
Fair Value [Member] | Non-Financial Assets Measured at Fair Value [Member]
Current
Biological assets		210,335	216,924
Noncurrent
Biological assets		26,930	37,305
Fair Value [Member] | Non-Financial Assets Measured at Cost [Member]
Noncurrent
Investment properties		2,841,656	3,560,260
Quoted Prices in Active Markets (Level 1) [Member]
Noncurrent
Total		222,404	453,387
Noncurrent
Total		71,307	28,231
Quoted Prices in Active Markets (Level 1) [Member] | Financial Liabilities Measured at Amortized Cost [Member]
Non-current
Transactions with related parties
Current
Accounts payables for farm acquisitions
Current
Trade payables
Loans, financing and debentures	[1]
Noncurrent
Loans, financing and debentures	[1]
Quoted Prices in Active Markets (Level 1) [Member] | Financial Liabilities Measured at Fair Value through Profit and Loss [Member]
Current
Lease payable
Derivative financial instruments	[2]	36,901	19,628
Accounts payable for acquisition		8,357	7,773
Noncurrent
Lease payable
Derivative financial instruments	[2]	1,493	830
Accounts payable for acquisition		24,556
Quoted Prices in Active Markets (Level 1) [Member] | Financial Assets Measured at Amortized Cost [Member]
Current
Cash equivalents		153,132
Trade accounts receivables, net
Non-current
Transactions with related parties
Quoted Prices in Active Markets (Level 1) [Member] | Financial Assets Measured at Fair Value through Profit And Loss [Member]
Current
Cash equivalents			361,544
Current
Marketable securities		22,941	28,205
Receivables from sale of farm, net
Derivative financial instruments	[2]	29,873	41,983
Noncurrent
Marketable securities		15,720	21,580
Receivables from sale of farm, net
Derivative financial instruments	[2]	738	75
Quoted Prices in Active Markets (Level 1) [Member] | Non-Financial Assets Measured at Fair Value [Member]
Current
Biological assets
Noncurrent
Biological assets
Quoted Prices in Active Markets (Level 1) [Member] | Non-Financial Assets Measured at Cost [Member]
Noncurrent
Investment properties
Significant Observable Data (Level 2) [Member]
Noncurrent
Total		159,682	380,227
Noncurrent
Total		1,169,139	1,091,784
Significant Observable Data (Level 2) [Member] | Financial Liabilities Measured at Amortized Cost [Member]
Non-current
Transactions with related parties		9,275	6,569
Current
Accounts payables for farm acquisitions			142,985
Current
Trade payables		67,192	61,972
Loans, financing and debentures	[1]	177,311	198,213
Noncurrent
Loans, financing and debentures	[1]	504,627	356,425
Significant Observable Data (Level 2) [Member] | Financial Liabilities Measured at Fair Value through Profit and Loss [Member]
Current
Lease payable		77,456	55,502
Derivative financial instruments	[2]	32,289	2,378
Accounts payable for acquisition			5,908
Noncurrent
Lease payable		284,604	261,831
Derivative financial instruments	[2]	16,385	1
Significant Observable Data (Level 2) [Member] | Financial Assets Measured at Amortized Cost [Member]
Current
Cash equivalents
Trade accounts receivables, net		107,256	119,357
Non-current
Transactions with related parties		2,968	2,157
Significant Observable Data (Level 2) [Member] | Financial Assets Measured at Fair Value through Profit And Loss [Member]
Current
Cash equivalents
Current
Marketable securities
Receivables from sale of farm, net
Derivative financial instruments	[2]	1,845	34,832
Noncurrent
Marketable securities
Receivables from sale of farm, net
Derivative financial instruments	[2]	6,019	6,957
Significant Observable Data (Level 2) [Member] | Non-Financial Assets Measured at Fair Value [Member]
Current
Biological assets		14,664	216,924
Noncurrent
Biological assets		26,930
Significant Observable Data (Level 2) [Member] | Non-Financial Assets Measured at Cost [Member]
Noncurrent
Investment properties
Significant Non-Observable Data (Level 3) [Member]
Noncurrent
Total		3,807,412	4,307,033
Noncurrent
Total
Significant Non-Observable Data (Level 3) [Member] | Financial Liabilities Measured at Amortized Cost [Member]
Non-current
Transactions with related parties
Current
Accounts payables for farm acquisitions
Current
Trade payables
Loans, financing and debentures	[1]
Noncurrent
Loans, financing and debentures	[1]
Significant Non-Observable Data (Level 3) [Member] | Financial Liabilities Measured at Fair Value through Profit and Loss [Member]
Current
Lease payable
Derivative financial instruments	[2]
Accounts payable for acquisition
Noncurrent
Lease payable
Derivative financial instruments	[2]
Accounts payable for acquisition
Significant Non-Observable Data (Level 3) [Member] | Financial Assets Measured at Amortized Cost [Member]
Current
Cash equivalents
Trade accounts receivables, net
Non-current
Transactions with related parties
Significant Non-Observable Data (Level 3) [Member] | Financial Assets Measured at Fair Value through Profit And Loss [Member]
Current
Cash equivalents
Current
Marketable securities
Receivables from sale of farm, net		249,327	266,601
Derivative financial instruments	[2]
Noncurrent
Marketable securities
Receivables from sale of farm, net		520,758	442,867
Derivative financial instruments	[2]
Significant Non-Observable Data (Level 3) [Member] | Non-Financial Assets Measured at Fair Value [Member]
Current
Biological assets		195,671
Noncurrent
Biological assets			37,305
Significant Non-Observable Data (Level 3) [Member] | Non-Financial Assets Measured at Cost [Member]
Noncurrent
Investment properties		R$ 2,841,656	R$ 3,560,260

[1]	The book value of loans and financing presented in the financial statements approximates the fair value, since the rates of these instruments are substantially subsidized and there is no intention of early settlement;
[2]	The derivative transactions negotiated at active market are measured at fair value at Level 1, over-the-counter transactions are measured at Level 2, as presented in the table above